Investments in equity investees (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Equity Method Investments [Line Items]
Schedule of condensed financial information of the Group's equity investments

	For the year ended December 31,
	2023	2024	2025
	(RMB in millions)
Revenues	149,237	146,583	104,075
Gross profit	48,134	70,000	56,510
(Loss)/income from operations	(274)	8,334	20,597
Net (loss)/income	(1,733)	4,380	17,846
Net (loss)/income attributable to the investees’ ordinary shareholders	(1,506)	4,641	17,990

	As of December 31,
	2024	2025
	(RMB in millions)
Current assets	161,218	154,476
Non-current assets	146,848	145,184
Current liabilities	124,013	122,333
Non-current liabilities	44,090	48,705
Redeemable stock	28,167	—
Non-controlling interests	4,429	4,534